Income tax credit (Tables)	12 Months Ended
Dec. 31, 2023
Income tax credit
Summary of tax credited/(charged) in profit or loss

	2023	2022	2021
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	22,661	—	—

Summary of differences between corporation tax benefit at standard rate and total income tax credit

	2023	2022	2021
	£ 000	£ 000	£ 000
Loss before tax	(82,607)	(94,375)	(245,224)
Corporation tax credit at standard rate	15,695	17,931	46,593
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(892)	(418)	(92)
Decrease in tax credit from tax losses for which no deferred tax asset was recognized	(14,804)	(17,513)	(46,501)
Research and development tax credit	22,661	—	—
Total income tax credit	22,661	—	—